Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consist of the following:

2017
	Cost	Accumulated amortization	Net book value
Power sales contracts	$70,929	$46,263	$24,666
Customer relationships	33,619	11,085	22,534
Interconnection agreements	17,790	882	16,908
	$122,338	$58,230	$64,108

6.	Intangible assets and goodwill (continued)

2016
	Cost		Accumulated amortization	Net book value
Power sales contracts	$72,207		$44,641	$27,566
Customer relationships	35,979		10,999	24,980
Interconnection agreements	13,000	—	557	12,443
	$121,186		$56,197	$64,989

Goodwill
Changes in goodwill are as follows:

Balance, January 1, 2016	$110,493
Business acquisitions	210,463
Foreign exchange	(14,315)
Balance, December 31, 2016	$306,641
Business acquisitions (note 3(a))	1,010,273
Divestiture of operating entity (note 23(a))	(35,107)
Foreign exchange	(85,573)
Balance, December 31, 2017	$1,196,234